Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rent expense		$ 14,000	$ 14,300	$ 10,700
Bank Loan [Member]
Proceeds from secured loan	$ 26,000